SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Software | Minimum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	3 years
Software | Maximum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	7 years
Naming rights
INTANGIBLE ASSETS
Estimated useful life of intangible assets	25 years
Customer relationships | Minimum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	3 years
Customer relationships | Maximum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	10 years
Other | Minimum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	3 years
Other | Maximum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	10 years